Disclosures on Individual Items of the Financial Statements (Details) - Schedule of provides the carrying amounts and fair values $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets
Book value	$ 111,466	$ 973
Fair Value	111,466	973
Liabilites
Book value	32,076	39,061
Fair Value	$ 30,010	36,506
Cash and cash equivalents [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 101,813	18
Fair Value	$ 101,813	18
Trade receivables [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 7,424	926
Fair Value	$ 7,424	926
Other investments [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 2,084
Fair Value	$ 2,084
Other financial receivables (short term) [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 141	25
Fair Value	$ 141	25
Other financial receivables (long term) [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 4	4
Fair Value	$ 4	4
Warrant liabilities [Member]
Liabilites
Amortized Cost	Fair value through P&L
Fair Value Hierarchy	2
Book value	$ 12,767
Fair Value	$ 12,767
Loans and borrowings (short term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 7,522	354
Fair Value	$ 7,522	354
Trade payables (short term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 6,265	8,763
Fair Value	$ 6,265	8,763
Trade payables due to related parties (short term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 2,980	1,804
Fair Value	$ 2,980	1,804
Lease liabilities (long term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 1,537	2,004
Lease liabilities (short term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 528	551
Other payables financial (long term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value		17,637
Fair Value		17,637
Trade payables due to related parties (long term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value		7,709
Fair Value		7,709
Other payables financial (short term) [Member]
Liabilites
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 476	239
Fair Value	$ 476	$ 239